UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-1236

                            Scudder Total Return Fund
                            -------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Total Return Fund
Investment Portfolio as of July 31, 2004 (Unaudited)


                                                                                       Shares       Value ($)
                                                                                       ------       ---------

Common Stocks 62.4%
Consumer Discretionary 8.2%
Automobiles 1.0%
Harley-Davidson, Inc.                                                                   330,700       19,799,009

Hotels Restaurants & Leisure 1.5%
International Game Technology                                                           502,500       16,250,850
YUM! Brands, Inc.                                                                       310,500       11,920,095
                                                                                                     -----------
                                                                                                      28,170,945

Internet & Catalog Retail 0.3%
eBay, Inc.*                                                                              81,400        6,376,062

Media 2.7%
Comcast Corp., "A"*                                                                     346,600        9,288,880
McGraw-Hill Companies, Inc.                                                             190,700       14,313,942
Omnicom Group, Inc.                                                                     223,400       16,089,268
Viacom, Inc., "B"                                                                       321,904       10,812,755
                                                                                                     -----------
                                                                                                      50,504,845

Multiline Retail 1.4%
Kohl's Corp.*                                                                           151,400        6,928,064
Target Corp.                                                                            468,300       20,417,880
                                                                                                     -----------
                                                                                                      27,345,944

Specialty Retail 1.3%
Bed Bath & Beyond, Inc.*                                                                101,300        3,585,007
Home Depot, Inc.                                                                         84,650        2,854,398
Lowe's Companies, Inc.                                                                  190,400        9,276,288
Staples, Inc.                                                                           277,800        8,022,864
                                                                                                     -----------
                                                                                                      23,738,557

Consumer Staples 7.7%
Beverages 2.1%
Coca-Cola Co.                                                                           250,700       10,995,702
PepsiCo, Inc.                                                                           561,600       28,080,000
                                                                                                     -----------
                                                                                                      39,075,702

Food & Drug Retailing 2.4%
Wal-Mart Stores, Inc.                                                                   606,400       32,145,264
Walgreen Co.                                                                            386,100       14,054,040
                                                                                                     -----------
                                                                                                      46,199,304

Food Products 0.6%
Dean Foods Co.*                                                                          96,700        3,575,966
Hershey Foods Corp.                                                                     165,900        8,036,196
                                                                                                     -----------
                                                                                                      11,612,162

Household Products 2.6%
Colgate-Palmolive Co.                                                                   422,700       22,487,640
Procter & Gamble Co.                                                                    499,700       26,059,355
                                                                                                     -----------
                                                                                                      48,546,995

Energy 5.1%
Energy Equipment & Services 2.3%
Baker Hughes, Inc.                                                                      349,600       14,088,880
Nabors Industries Ltd.*                                                                 278,000       12,927,000
Schlumberger Ltd.                                                                       258,400       16,620,288
                                                                                                     -----------
                                                                                                      43,636,168

Oil & Gas 2.8%
Burlington Resources, Inc.                                                              361,600       13,802,272
ConocoPhillips                                                                          226,400       17,833,528
Devon Energy Corp.                                                                      172,900       12,014,821
EOG Resources, Inc.                                                                     160,200       10,180,710
                                                                                                     -----------
                                                                                                      53,831,331

Financials 6.6%
Banks 0.8%
Bank of America Corp.                                                                   175,800       14,944,758

Capital Markets 1.3%
Goldman Sachs Group, Inc.                                                                63,100        5,564,789
Lehman Brothers Holdings, Inc.                                                           81,900        5,741,190
Morgan Stanley                                                                          271,600       13,398,028
                                                                                                     -----------
                                                                                                      24,704,007

Consumer Finance 1.3%
American Express Co.                                                                    502,000       25,225,500

Diversified Financial Services 1.7%
Citigroup, Inc.                                                                         433,129       19,096,658
Fannie Mae                                                                              185,200       13,141,792
                                                                                                     -----------
                                                                                                      32,238,450

Insurance 1.5%
AFLAC, Inc.                                                                             229,800        9,109,272
American International Group, Inc.                                                      259,200       18,312,480
                                                                                                     -----------
                                                                                                      27,421,752

Health Care 14.4%
Biotechnology 1.0%
Amgen, Inc.*                                                                             55,000        3,128,400
Gilead Sciences, Inc.*                                                                  244,000       15,772,160
                                                                                                     -----------
                                                                                                      18,900,560

Health Care Equipment & Supplies 3.7%
Baxter International, Inc.                                                              308,900        9,288,623
Boston Scientific Corp.*                                                                333,400       12,755,884
C.R. Bard, Inc.                                                                         138,800        7,661,760
Hospira, Inc.*                                                                           49,050        1,270,885
Medtronic, Inc.                                                                         338,100       16,793,427
Zimmer Holdings, Inc.*                                                                  275,300       21,008,143
                                                                                                     -----------
                                                                                                      68,778,722

Health Care Providers & Services 1.2%
UnitedHealth Group, Inc.                                                                365,500       22,989,950

Pharmaceuticals 8.5%
Abbott Laboratories                                                                     490,700       19,309,045
Eli Lilly & Co.                                                                         325,300       20,728,116
Genentech, Inc.*                                                                        679,400       33,073,192
Johnson & Johnson                                                                       650,962       35,978,670
Merck & Co., Inc.                                                                       236,600       10,729,810
Pfizer, Inc.                                                                          1,254,975       40,109,001
                                                                                                     -----------
                                                                                                     159,927,834

Industrials 5.0%
Aerospace & Defense 1.3%
United Technologies Corp.                                                               258,100       24,132,350

Air Freight & Logistics 0.8%
FedEx Corp.                                                                             174,800       14,312,624

Industrial Conglomerates 2.9%
3M Co.                                                                                  138,500       11,406,860
General Electric Co.                                                                  1,304,800       43,384,600
                                                                                                     -----------
                                                                                                      54,791,460

Information Technology 14.3%
Communications Equipment 2.2%
Cisco Systems, Inc.*                                                                  1,520,200       31,711,372
QUALCOMM, Inc.                                                                          139,000        9,602,120
                                                                                                     -----------
                                                                                                      41,313,492

Computers & Peripherals 2.6%
Dell, Inc.*                                                                             272,100        9,651,387
EMC Corp.*                                                                            1,587,900       17,419,263
International Business Machines Corp.                                                   263,900       22,977,773
                                                                                                     -----------
                                                                                                      50,048,423

IT Consulting & Services 1.4%
Accenture Ltd., "A"*                                                                    350,100        8,622,963
Fiserv, Inc.*                                                                           346,900       11,884,794
Paychex, Inc.                                                                           170,600        5,239,126
                                                                                                     -----------
                                                                                                      25,746,883

Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.                                                                           1,200,100       29,258,438
Linear Technology Corp.                                                                 377,200       14,748,520
Texas Instruments, Inc.                                                                 540,200       11,522,466
                                                                                                     -----------
                                                                                                      55,529,424

Software 5.2%
Adobe Systems, Inc.                                                                      62,800        2,648,904
Electronic Arts, Inc.*                                                                  343,000       17,194,590
Intuit, Inc.*                                                                           165,700        6,203,808
Microsoft Corp.                                                                       1,873,500       53,319,810
MicroStrategy, Inc.*                                                                         24              966
Oracle Corp.*                                                                           796,800        8,374,368
Symantec Corp.*                                                                         218,500       10,217,060
                                                                                                     -----------
                                                                                                      97,959,506

Materials 0.5%
Chemicals 0.5%
Ecolab, Inc.                                                                            316,200        9,644,100

Telecommunication Services 0.6%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.                                                            112,700        4,343,458

Wireless Telecommunication Services 0.4%
AT&T Wireless Services, Inc.*                                                           566,900        8,186,036


Total Common Stocks (Cost $921,871,018)                                                            1,179,976,313

Warrants 0.0%
Information Technology 0.0%
Software 0.0%
MircoStrategy, Inc.*
(Cost $0)                                                                                   106               12

Preferred Stock 0.0%
Utilities 0.0%
Electric Utilities 0.0%
TNP Enterprises, Inc., 14.50% Series D, (PIK)
(Cost $923)                                                                                  13            1,512

Convertible Preferred Stock 0.0%
Materials 0.0%
Chemicals 0.0%
Hercules Trust II, 6.50%
(Cost $210,904)                                                                             340          251,600

                                                                                      Principal
                                                                                      Amount ($)        Value ($)
                                                                                      ----------       ---------

Convertible Bonds 0.0%
Consumer Discretionary 0.0%
Textiles, Apparel & Luxury Goods 0.0%
DIMON, Inc., 6.25%, 3/31/2007
(Cost $188,452)                                                                         205,000          189,625


Corporate Bonds 9.4%
Consumer Discretionary 0.9%
Adesa, Inc., 7.625%, 6/15/2012                                                          100,000          101,875
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                    135,000          130,275
Boca Resorts, Inc., 9.875%, 4/15/2009                                                   185,000          194,944
Cablevision Systems New York Group:
144A,, 5.67%**, 4/1/2009                                                                155,000          157,325
"A", 144A, 8.0%**, 4/15/2012                                                             25,000           24,563
Carrols Corp., 9.5%, 12/1/2008                                                           85,000           87,550
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009                                 195,000          209,625
Circus & Eldorado, 10.125%, 3/1/2012                                                    115,000          116,006
Comcast Cable Communications:
6.2%, 11/15/2008                                                                        475,000          508,162
8.375%, 3/15/2013                                                                     1,056,000        1,251,932
Cox Communications, Inc., 6.75%, 3/15/2011                                            2,578,000        2,801,348
CSC Holdings, Inc., 7.875%, 12/15/2007                                                  235,000          246,750
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                   3,030,000        3,081,434
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                       540,000          639,900
DIMON, Inc., Series B, 9.625%, 10/15/2011                                               360,000          374,400
EchoStar DBS Corp., 6.375%, 10/1/2011                                                   175,000          173,687
Foot Locker, Inc., 8.5%, 1/15/2022                                                       95,000           99,275
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                              10,000            9,650
General Motors Corp.:
8.25%, 7/15/2023                                                                        250,000          259,759
8.375%, 7/15/2033                                                                       130,000          135,908
Jacobs Entertainment Co., 11.875%, 2/1/2009                                             230,000          258,750
Kellwood Co., 7.625%, 10/15/2017                                                         85,000           91,071
Liberty Media Corp., Series A, 3.02%, 9/17/2006                                       1,953,000        1,982,627
Lin Television Corp., 6.5%, 5/15/2013                                                    85,000           82,450
Mediacom LLC, 9.5%, 1/15/2013                                                           195,000          180,375
MGM MIRAGE, 8.375%, 2/1/2011                                                            140,000          149,800
NCL Corp., 144A, 10.625%, 7/15/2014                                                     130,000          132,113
Park Place Entertainment Corp., 9.375%, 2/15/2007                                        30,000           32,888
PEI Holding, Inc., 11.0%, 3/15/2010                                                     165,000          191,400
Petro Stopping Centers, 9.0%, 2/15/2012                                                 285,000          289,275
Premier Entertainment Biloxi LLC\Finance, 144A, 10.75%,
2/1/2012                                                                                 95,000          100,225
PRIMEDIA, Inc.:
144A, 6.615%**, 5/15/2010                                                               160,000          162,600
8.875%, 5/15/2011                                                                       135,000          132,637
Rent-Way, Inc., 11.875%, 6/15/2010                                                       45,000           49,500
Schuler Homes, Inc., 10.5%, 7/15/2011                                                   265,000          303,425
Scientific Games Corp., 12.5%, 8/15/2010                                                132,000          152,460
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                         335,000          345,887
8.75%, 12/15/2011                                                                       125,000          134,375
Sonic Automotive, Inc., 8.625%, 8/15/2013                                               150,000          154,125
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                      330,000          313,500
7.875%, 4/15/2013                                                                       120,000          122,700
TRW Automotive, Inc., 11.0%, 2/15/2013                                                  165,000          198,000
United Auto Group, Inc., 9.625%, 3/15/2012                                              185,000          202,575
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                            120,000          136,800
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011                                        100,000          103,500
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                       130,000          137,800
Williams Scotsman, Inc., 9.875%, 6/1/2007                                               130,000          128,700
Worldspan LP\WS Finance Corp., 9.625%, 6/15/2011                                        110,000          110,550
                                                                                                     -----------
                                                                                                      16,984,476

Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                 46,000           48,300
Gold Kist, Inc., 144A, 10.25%, 3/15/2014                                                125,000          135,000
North Atlantic Trading Co., 144A, 9.25%, 3/1/2012                                       160,000          156,800
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013                                    105,000          100,800
Standard Commercial Corp., 144A, 8.0%, 4/15/2012                                        110,000          110,550
Stater Brothers Holdings, Inc., 144A, 5.06%**, 6/15/2010                                 65,000           66,300
Swift & Co., 12.5%, 1/1/2010                                                             70,000           74,725
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                      80,000           88,400
Wornick Co., 144A, 10.875%, 7/15/2011                                                   150,000          156,000
                                                                                                     -----------
                                                                                                         936,875

Energy 1.4%
Avista Corp., 9.75%, 6/1/2008                                                           255,000          299,625
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                        45,000           44,325
144A, 7.0%, 8/15/2014                                                                    25,000           25,250
9.0%, 8/15/2012                                                                         110,000          124,988
Citgo Petroleum Corp., 11.375%, 2/1/2011                                                440,000          510,400
Duke Capital Corp., 4.302%, 5/18/2006                                                 3,667,000        3,723,765
El Paso Production Holding Corp., 7.75%, 6/1/2013                                       310,000          295,275
FirstEnergy Corp.:
Series B, 6.45%, 11/15/2011                                                             205,000          216,835
Series C, 7.375%, 11/15/2031                                                             40,000           43,224
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                   190,000          193,800
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%,
11/15/2032                                                                            7,330,000        7,413,928
Pemex Project Funding Master Trust, 144A, 2.82%, 6/15/2010                            2,435,000        2,465,437
Southern Natural Gas, 8.875%, 3/15/2010                                                 190,000          209,475
Stone Energy Corp., 8.25%, 12/15/2011                                                   225,000          236,813
Tri-State Generation & Transmission Association:
144A, 6.04%, 1/31/2018                                                                4,000,000        4,046,080
144A, 7.144%, 7/31/2033                                                               3,740,000        3,924,457
Williams Cos., Inc.:
144A, 6.75%, 4/15/2009                                                                   80,000           80,400
8.125%, 3/15/2012                                                                        45,000           49,163
8.75%, 3/15/2032                                                                        215,000          226,556
XTO Energy, Inc., 6.25%, 4/15/2013                                                    2,114,000        2,237,202
                                                                                                     -----------
                                                                                                      26,366,998

Financials 2.7%
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                                345,000          341,981
American General Finance Corp., 4.0%, 3/15/2011                                       6,320,000        6,058,403
AmeriCredit Corp., 9.25%, 5/1/2009                                                      290,000          304,500
BF Saul REIT, 7.5%, 3/1/2014                                                            265,000          263,675
Capital One Bank, 5.0%, 6/15/2009                                                     2,595,000        2,629,560
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012                             100,000          100,000
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011                                         125,000          130,781
Dollar Financial Group, Inc., 9.75%, 11/15/2011                                          95,000          101,650
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                          235,000          236,175
Endurance Specialty Holdings Ltd., 7.0%, 7/15/2034                                    1,365,000        1,356,672
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                      240,000          274,728
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                       1,215,000        1,236,475
6.875%, 2/1/2006                                                                      8,379,000        8,790,836
7.0%, 10/1/2013                                                                         495,000          503,839
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                                       765,000          766,896
6.75%, 1/15/2006                                                                      4,460,000        4,670,574
6.875%, 9/15/2011                                                                     4,195,000        4,306,449
Goldman Sachs Group, Inc.:
5.15%, 1/15/2014                                                                      1,110,000        1,082,306
6.345%, 2/15/2034                                                                     2,075,000        1,988,078
HSBC Bank USA, 4.625%, 4/1/2014                                                       4,635,000        4,385,850
iStar Financial, Inc., 6.0%, 12/15/2010                                                 215,000          217,630
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014                                 1,880,000        1,875,682
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033                                 2,925,000        2,920,963
Poster Financial Group, 144A, 8.75%, 12/1/2011                                          165,000          167,475
PXRE Capital Trust I, 8.85%, 2/1/2027                                                   130,000          128,700
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                        180,000          210,600
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                             1,500,000        1,413,864
Republic New York Corp., 5.875%, 10/15/2008                                           3,125,000        3,312,403
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                               130,000          132,600
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                     115,000           94,875
UGS Corp., 144A, 10.0%, 6/1/2012                                                         50,000           53,000
Universal City Development, 11.75%, 4/1/2010                                            230,000          266,800
                                                                                                     -----------
                                                                                                      50,324,020

Health Care 0.2%
AmerisourceBergen Corp., 7.25%, 11/15/2012                                              120,000          125,100
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011                                  100,000           90,500
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009                                       160,000          160,800
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                     2,000,000        2,295,422
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                               95,000          102,363
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                           120,000          108,000
Tenet Healthcare Corp., 6.375%, 12/1/2011                                               575,000          513,187
                                                                                                     -----------
                                                                                                       3,395,372

Industrials 0.7%
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                            195,000          183,787
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                               122,000          142,130
Amsted Industries, Inc., 144A, 10.25%, 10/15/2011                                        50,000           54,000
Argo-Tech Corp., 144A, 9.25%, 6/1/2011                                                   70,000           73,500
BAE System 2001 Asset Trust, "B", Series B 2001, 144A,
7.156%, 12/15/2011                                                                    1,921,976        2,054,561
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                         275,000          251,625
9.25%, 5/1/2021                                                                          65,000           71,825
Cenveo Corp., 7.875%, 12/1/2013                                                         130,000          118,625
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                             85,000           87,550
Collins & Aikman Floor Covering, Series B, 9.75%, 2/15/2010                             280,000          289,800
Collins & Aikman Products Co., 10.75%, 12/31/2011                                       240,000          244,800
Cornell Cos., Inc., 144A, 10.75%, 7/1/2012                                              160,000          158,400
Corrections Corp. of America, 9.875%, 5/1/2009                                          200,000          222,250
Dana Corp.:
7.0%, 3/1/2029                                                                          235,000          232,650
9.0%, 8/15/2011                                                                          90,000          106,200
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%,
7/2/2012                                                                              5,620,000        5,808,802
Erico International Corp., 144A, 8.875%, 3/1/2012                                       100,000          102,500
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019                              120,000          118,412
Hercules, Inc.:
144A, 6.75%, 10/15/2029                                                                 165,000          161,700
11.125%, 11/15/2007                                                                      90,000          105,300
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                     200,000          219,000
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                            210,000          234,150
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009                                        70,000           77,000
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                             10,000           11,250
Kansas City Southern:
7.5%, 6/15/2009                                                                         140,000          140,875
9.5%, 10/1/2008                                                                         260,000          284,700
Laidlaw International, Inc., 10.75%, 6/15/2011                                          160,000          177,200
Meritage Corp., 7.0%, 5/1/2014                                                          180,000          172,800
Millennium America, Inc.:
7.625%, 11/15/2026                                                                      280,000          245,000
9.25%, 6/15/2008                                                                         90,000           97,200
144A, 9.25%, 6/15/2008                                                                  140,000          151,200
Samsonite Corp., 144A, 8.875%, 6/1/2011                                                 115,000          117,013
Sea Containers Ltd., 10.5%, 5/15/2012                                                   120,000          119,700
Ship Finance International Ltd., 144A, 8.5%, 12/15/2013                                 245,000          235,200
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                         160,000          148,800
10.375%, 7/1/2012                                                                       105,000          111,037
Tenneco Automotive, Inc., Series B, 11.625%, 10/15/2009                                 110,000          117,975
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009                                  125,000          143,750
United Rentals North America, Inc., 6.5%, 2/15/2012                                     235,000          226,775
Westlake Chemical Corp., 8.75%, 7/15/2011                                               125,000          137,188
                                                                                                     -----------
                                                                                                      13,756,230

Information Technology 0.0%
Activant Solutions, Inc., 10.5%, 6/15/2011                                              135,000          141,244
Itron, Inc., 144A, 7.75%, 5/15/2012                                                     120,000          120,300
                                                                                                     -----------
                                                                                                         261,544

Materials 0.4%
ARCO Chemical Co., 9.8%, 2/1/2020                                                       545,000          542,275
Caraustar Industries, Inc., 9.875%, 4/1/2011                                            130,000          134,550
Dayton Superior Corp., 10.75%, 9/15/2008                                                130,000          133,250
Equistar Chemicals LP:
8.75%, 2/15/2009                                                                         25,000           25,813
10.625%, 5/1/2011                                                                        60,000           66,600
Euramax International, Inc., 8.5%, 8/15/2011                                            110,000          113,850
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                         895,000          933,037
9.375%, 2/1/2013                                                                        290,000          336,400
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                 190,000          215,650
Huntsman International LLC, 11.625%, 10/15/2010                                         200,000          222,500
IMC Global, Inc., 10.875%, 8/1/2013                                                     185,000          225,700
International Steel Group, Inc., 144A, 6.5%, 4/15/2014                                  330,000          312,675
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                 60,000           66,000
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                        285,000          298,538
Pliant Corp., Step-up Coupon, 0% to 12/15/2006, 11.15% to
6/15/2009                                                                                70,000           61,950
11.125%, 9/1/2009                                                                       145,000          156,600
TriMas Corp., 9.875%, 6/15/2012                                                         325,000          339,625
United States Steel LLC, 9.75%, 5/15/2010                                               174,000          193,575
Weyerhaeuser Co., 7.375%, 3/15/2032                                                   2,690,000        2,969,077
                                                                                                     -----------
                                                                                                       7,347,665

Telecommunication Services 0.6%
American Cellular Corp., Series B, 10.0%, 8/1/2011                                      410,000          356,700
Bell Atlantic Pennsylvania, Inc., Series A, 5.65%,
11/15/2011                                                                            2,330,000        2,396,083
Cincinnati Bell, Inc., 8.375%, 1/15/2014                                                435,000          382,800
Continental Cablevision, Inc., 9.0%, 9/1/2008                                         2,404,000        2,807,324
GCI, Inc., 144A, 7.25%, 2/15/2014                                                       165,000          158,400
Insight Midwest LP, 9.75%, 10/1/2009                                                    105,000          108,675
MCI, Inc., 7.735%, 5/1/2014                                                             515,000          464,144
Nextel Communications, Inc., 5.95%, 3/15/2014                                           150,000          142,125
Northern Telecom Capital, 7.875%, 6/15/2026                                             305,000          282,125
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                   175,000          175,000
Qwest Corp., 7.25%, 9/15/2025                                                         1,125,000          981,562
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006                             2,965,000        3,129,875
Triton PCS, Inc., 8.5%, 6/1/2013                                                         80,000           74,400
                                                                                                     -----------
                                                                                                      11,459,213

Utilities 2.4%
AES Corp., 144A, 8.75%, 5/15/2013                                                        95,000          103,788
Alabama Power Co., 7.125%, 8/15/2004                                                  3,500,000        3,505,723
Appalachian Power Co., 4.8%, 6/15/2005                                                8,730,000        8,888,842
Cleveland Electric Illuminating Co., 144A, 5.65%, 12/15/2013                          3,655,000        3,642,642
CMS Energy Corp.:
7.5%, 1/15/2009                                                                         295,000          300,900
144A, 7.75%, 8/1/2010                                                                    90,000           92,025
8.5%, 4/15/2011                                                                         135,000          141,750
Consumers Energy Co., 6.0%, 3/15/2005                                                 3,925,000        4,006,518
DPL, Inc., 6.875%, 9/1/2011                                                             305,000          310,338
Illinova Corp., 11.5%, 12/15/2010                                                       335,000          398,650
Indiana Michigan Power, 6.375%, 11/1/2012                                             5,040,000        5,398,883
Metropolitan Edison Co., 144A, 4.875%, 4/1/2014                                       4,975,000        4,752,672
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                545,000          557,263
PG&E Corp., 144A, 6.875%, 7/15/2008                                                     240,000          254,700
Progress Energy, Inc., 6.75%, 3/1/2006                                                8,975,000        9,440,183
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                       245,000          264,600
Xcel Energy, Inc., 7.0%, 12/1/2010                                                    3,685,000        4,114,759
                                                                                                     -----------
                                                                                                      46,174,236

Total Corporate Bonds (Cost $175,714,455)                                                            177,006,629

Asset Backed 2.2%
Automobile Receivables 0.9%
Drive Auto Receivables Trust:
A3, Series 2004-1, 144A, 3.5%, 8/15/2008                                              3,685,000        3,710,910
A4, Series 2002-1, 144A, 4.09%, 1/15/2008                                             3,105,000        3,146,373
MMCA Automobile Trust:
A4, Series 2002-3, 3.57%, 8/17/2009                                                   6,595,000        6,631,549
B, Series 2002-2, 4.67%, 3/15/2010                                                    4,900,632        4,606,594
                                                                                                     -----------
                                                                                                      18,095,426

Credit Card Receivables 0.1%
MBNA Credit Card Master Note Trust, "A2", Series 2004-A2,,
1.39%, 7/15/2013 **                                                                   1,745,000        1,744,896

Home Equity Loans 1.2%
Centex Home Equity:
AF6, Series 2002-D, 4.66%, 12/25/2032                                                 6,430,000        6,503,967
AF6, Series 2002-A, 5.54%, 1/25/2032                                                  6,090,000        6,295,223
Chase Funding Mortgage Loan Trust, "IA5", Series 1999-2,
7.333%, 11/25/2011                                                                    3,368,615        3,453,096
Equity One ABS, Inc., "AF3", Series 2004-1, 3.054%,
4/25/2034                                                                             1,610,000        1,576,545
Long Beach Mortgage Loan Trust, "A3", Series 2004-1, 1.6%,
2/25/2034 **                                                                          4,131,042        4,134,234
                                                                                                     -----------
                                                                                                      21,963,065

Total Asset Backed (Cost $42,436,260)                                                                 41,803,387

Government National Mortgage Association 0.5%
Government National Mortgage Association:
5.0%, 9/20/2033                                                                       3,569,593        3,501,932
6.0%, 7/20/2034                                                                       5,000,000        5,141,911
                                                                                                     -----------
Total Government National Mortgage Association (Cost $8,681,907)                                       8,643,843

Foreign Bonds - US$ Denominated 3.7%
Abitibi-Consolidated, Inc., 144A, 5.02%**, 6/15/2011                                     65,000           66,138
Antenna TV SA, 9.0%, 8/1/2007                                                           125,000          126,250
Aries Vermogensverwaltung GmbH, 144A, 9.6%, 10/25/2014                                  250,000          264,375
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                          6,805,000        7,742,457
Axtel SA, 144A, 11.0%, 12/15/2013                                                       220,000          214,500
BCP Caylux Holdings Luxembourg SCA, 144A, 9.625%, 6/15/2014                             180,000          187,650
Biovail Corp., 7.875%, 4/1/2010                                                         245,000          246,225
Cascades, Inc., 7.25%, 2/15/2013                                                        245,000          249,900
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                       275,000          244,750
Conproca SA de CV, 144A, 12.0%, 6/16/2010                                               240,000          300,000
CP Ships Ltd., 10.375%, 7/15/2012                                                       190,000          218,500
Crown Euro Holdings SA, 10.875%, 3/1/2013                                               105,000          120,488
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030                           4,408,000        5,475,688
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009                                      100,000          102,060
Eircom Funding, 8.25%, 8/15/2013                                                        190,000          199,500
Empresa Brasileira de Telecom SA, 144A, 11.0%, 12/15/2008                               140,000          154,000
Encana Holdings Finance Corp., 5.8%, 5/1/2014                                         6,550,000        6,727,852
Esprit Telecom Group PLC, 11.5%, 12/15/2007 *                                         2,370,000              237
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                  685,000          695,275
Federative Republic of Brazil, 8.875%, 4/15/2024                                        135,000          114,413
Flextronics International Ltd., 6.5%, 5/15/2013                                         160,000          157,200
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                     290,000          303,412
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                           225,000          215,437
Innova S. de R.L., 9.375%, 9/19/2013                                                    220,000          232,100
INTELSAT, 6.5%, 11/1/2013                                                               115,000          102,621
Inversiones CMPC SA, 144A, 4.875%, 6/18/2013                                          4,820,000        4,563,113
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                  200,000          225,000
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                         165,000          169,125
LeGrand SA, 8.5%, 2/15/2025                                                             210,000          221,550
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                                 180,000          181,788
Luscar Coal Ltd., 9.75%, 10/15/2011                                                     205,000          230,625
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                            8,580,000        8,514,209
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                              155,000          155,000
Mizuho Financial Group, 8.375%, 12/29/2049                                            5,300,000        5,553,340
Mobifon Holdings BV, 12.5% , 7/31/2010                                                  135,000          154,912
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                  160,000          152,000
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                          200,000          192,000
Nortel Networks Corp., 6.875%, 9/1/2023                                                  20,000           17,650
Nortel Networks Ltd., 6.125%, 2/15/2006                                                 415,000          414,481
Petroleos Mexicanos, 9.5%, 9/15/2027                                                  4,510,000        5,276,700
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                            452,005          479,125
QBE Insurance Group Ltd., 144A, 5.647%**, 7/1/2023                                    3,600,000        3,458,873
Republic of Turkey:
11.0%, 1/14/2013                                                                        105,000          121,012
11.5%, 1/23/2012                                                                         85,000           99,663
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                  130,000          121,225
Royal Bank of Scotland Group PLC, Series 3, 7.816%,
11/29/2049                                                                            2,675,000        2,841,717
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                       2,610,000        2,802,702
Shaw Communications, Inc.:
Series B, 7.25%, 4/6/2011                                                               230,000          239,871
8.25%, 4/11/2010                                                                        125,000          136,630
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                             115,000          110,975
Stena AB, 9.625% , 12/1/2012                                                             50,000           54,500
Tembec Industries, Inc., 8.5%, 2/1/2011                                                 445,000          460,575
TFM SA de CV:
10.25%, 6/15/2007                                                                       395,000          396,975
11.75%, 6/15/2009                                                                       130,000          129,350
12.5%, 6/15/2012                                                                        182,000          195,195
Tyco International Group SA:
6.75%, 2/15/2011                                                                        223,000          244,521
6.875%, 1/15/2029                                                                     5,215,000        5,545,636
United Mexican States, 6.625%, 3/3/2015                                                  25,000           25,400
Vicap SA, 11.375%, 5/15/2007                                                             55,000           55,000
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                   55,000           52,250
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                                       185,000          170,662
WPP Finance Corp., 144A, 5.875%, 6/15/2014                                            2,345,000        2,379,042
                                                                                                     -----------
Total Foreign Bonds - US$ Denominated (Cost $72,808,108)                                              70,603,420

US Government Backed 3.8%
US Treasury Bond:
6.0%, 2/15/2026                                                                      22,244,000       24,285,065
7.25%, 5/15/2016                                                                     10,426,000       12,740,895
US Treasury Note:
1.5%, 3/31/2006                                                                       2,151,000        2,116,466
3.125%, 10/15/2008                                                                   23,542,000       23,198,993
4.375%, 8/15/2012                                                                     9,413,000        9,464,479
                                                                                                     -----------
Total US Government Backed (Cost $70,786,652)                                                         71,805,898

US Government Agency Sponsored Pass-Throughs 2.2%
Federal Home Loan Mortgage Corp., 5.0%, 7/1/2018                                      3,315,561        3,343,093
Federal National Mortgage Association:
4.5%, 12/1/2018                                                                       1,314,557        1,295,455
5.0%, 6/1/2018                                                                        3,180,365        3,208,195
5.5% with various maturities from 3/1/2018 until 5/1/2034                            13,876,927       14,112,484
6.0% with various maturities from 10/1/2032 until 12/1/2032                           3,526,193        3,621,539
6.31%, 2/1/2008                                                                       4,842,380        5,096,623
6.5% with various maturities from 4/1/2017 until 11/1/2033                            6,294,388        6,610,471
7.13%, 1/1/2012                                                                       2,775,873        2,967,353
8.0%, 9/1/2015                                                                        1,329,865        1,419,535
                                                                                                     -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $41,665,074)                                 41,674,748

Collateralized Mortgage Obligations 8.5%
Fannie Mae Grantor Trust, "1A3", Series 2004-T2, 7.0%,
11/25/2043                                                                            1,994,200        2,105,180
Fannie Mae Whole Loan, "5A", Series 2004-W2, 7.5%, 3/25/2044                          5,575,095        6,015,873
Federal Home Loan Mortgage Corp.:
MA, Series 2663, 3.5%, 1/15/2010                                                        970,000          977,353
NB, Series 2750, 4.0%, 12/15/2022                                                     3,074,000        3,075,308
PB , Series 2727, 4.25%, 4/15/2023                                                    7,087,500        7,148,784
LC, Series 2682, 4.5%, 7/15/2032                                                      5,470,000        5,138,823
PE, Series 2727, 4.5%, 7/15/2032                                                      3,720,000        3,484,147
TG, Series 2690, 4.5%, 4/15/2032                                                      3,750,000        3,525,433
HG, Series 2543, 4.75%, 9/15/2028                                                     4,481,098        4,565,992
JD, Series 2778, 5.0%, 12/15/2032                                                     8,605,000        8,366,902
PD, Series 2783, 5.0%, 1/15/2033                                                      3,183,000        3,094,955
PE, Series 2721, 5.0%, 1/15/2023                                                      6,928,000        6,761,575
QK, Series 2513, 5.0%, 8/15/2028                                                        805,433          809,113
TE, Series 2780, 5.0%, 1/15/2033                                                      4,795,000        4,667,189
TE, Series 2827, 5.0%, 4/15/2033                                                      6,710,000        6,445,794
PE, Series 2512, 5.5%, 2/15/2022                                                        585,000          600,236
BD, Series 2453, 6.0%, 5/15/2017                                                        440,000          462,493
PX, Series 2097, 6.0%, 10/15/2027                                                     2,613,824        2,655,904
Federal National Mortgage Association:
NA, Series 2003-128, 4.0%, 8/25/2009                                                  9,722,000        9,832,463
NE, Series 2004-52, 4.5%, 7/25/2033                                                   3,190,000        2,972,780
PU, Series 2003-33, 4.5%, 5/25/2033                                                     346,090          352,080
WB, Series 2003-106, 4.5%, 10/25/2015                                                 6,085,000        6,202,637
A2, Series 2002-W10, 4.7%, 8/25/2042                                                  1,049,331        1,053,408
A2, Series 2002-W9, 4.7%, 8/25/2042                                                     574,997          577,012
2A3, Series 2003-W15, 4.71%, 8/25/2043                                                  530,000          538,881
KY, Series 2002-55, 4.75%, 4/25/2028                                                  1,373,961        1,375,766
LA, Series 2002-50, 5.0%, 12/25/2029                                                  3,557,519        3,600,623
A2, Series 2002-W3, 5.5%, 10/25/2021                                                    370,242          371,225
MC, Series 2002-56, 5.5%, 9/25/2017                                                     897,617          919,179
PE, Series 2002-3, 5.5%, 8/25/2015                                                   16,234,500       16,816,807
PD, Series 2002-31, 6.0%, 11/25/2021                                                 15,200,000       15,908,548
Z, Series 2001-14, 6.0%, 5/25/2031                                                    1,395,090        1,434,014
1A3, Series 2004-T3, 7.0%, 2/25/2044                                                    989,850        1,055,118
2A, Series 2003-W8, 7.0%, 10/25/2042                                                  5,416,110        5,711,037
ZQ, Series G92-9, 7.0%, 12/25/2021                                                    2,269,807        2,368,856
Federal Home Loan Mortgage Corp. Structured Pass Through Securities:
A2B, Series T-56, 4.29%, 7/25/2036                                                    7,440,000        7,526,682
3A, Series T-58, 7.0%, 9/25/2043                                                      3,213,419        3,425,305
3A, Series T-41, 7.5%, 7/25/2032                                                      2,451,529        2,644,587
Government National Mortgage Association:
GD, Series 2004-26, 5.0%, 11/16/2032                                                  3,180,000        3,087,875
PD, Series 2004-30, 5.0%, 2/20/2033                                                   3,180,000        3,086,305
                                                                                                     -----------

Total Collateralized Mortgage Obligations (Cost $159,965,506)                                        160,762,242

Commercial and Non-Agency Mortgage-Backed Securities 3.8%
Bank of America Mortgage Securities:
2A6, Series 2004-G, 4.657%**, 8/25/2034                                               6,600,000        6,578,344
3A1, Series 2002-1, 6.25%, 1/25/2017                                                  3,454,552        3,449,337
Bank of America-First Union Commercial Mortgage, Inc., "A1",
Series 2001-3, 4.89%, 4/11/2037                                                       3,240,169        3,304,688
Chase Commercial Mortgage Securities Corp., "A1", Series
2000-1, 7.656%, 4/15/2032                                                             3,382,952        3,535,895
Citigroup Mortgage Loan Trust, Inc., "1A2", Series
2004-NCM-1, 6.5%, 6/25/2034                                                           4,502,217        4,636,580
Countrywide Alternative Loan Trust:
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                                2,203,692        2,236,026
"1A1", Series 2004-J8, 7.0%, 9/25/2034                                                4,592,000        4,843,136
CountryWide Home Loans, "A5", Series 2002-27, 5.5%,
12/25/2032                                                                            3,594,874        3,610,299
DLJ Mortgage Acceptance Corp.:
A1B, Series 1997-CF2, 144A, 6.82%, 10/15/2030                                         2,560,762        2,747,699
A1B, Series 1997-CF1,144A, 7.6%, 5/15/2030                                            2,972,570        3,194,818
GMAC Commercial Mortgage Securities, Inc., "A3", Series
1997-C1, 6.869%, 7/15/2029                                                            2,835,962        3,049,969
LB-UBS Commercial Mortgage Trust, "A1", Series 2003-C8,
3.636%, 8/15/2008                                                                     3,916,830        3,887,474
Master Adjustable Rate Mortgages Trust, "9A2", Series
2004-5, 4.88%, 6/25/2032 **                                                           4,622,000        4,697,657
Master Alternative Loan Trust:
7A1, Series 2004-4, 6.0%, 5/25/2034                                                     994,630        1,023,483
2A1, Series 2004-3, 6.25%, 4/25/2034                                                  6,437,808        6,694,999
3A1, Series 2004-5, 6.5%, 6/25/2034                                                   1,268,803        1,325,563
8A1, Series 2004-3, 7.0%, 4/25/2034                                                   3,322,607        3,455,344
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%,
9/25/2019                                                                             4,100,000        4,438,947
Residential Funding Mortgage Securities I:
A1, Series 2003-S2, 5.0%, 2/25/2033                                                     930,341          935,161
A5, Series 2002-S6, 6.0%, 4/25/2017                                                   1,873,025        1,875,018
Structured Asset Securities Corp., "2A1", Series 2003-1,
6.0%, 2/25/2018                                                                       2,110,896        2,191,755
Washington Mutual MSC Mortgage Pass-Through, Series, "1A1",
Series 2003-MS3, 5.75%, 3/25/2033                                                       801,363          802,480
                                                                                                     -----------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $72,618,610)                         72,514,672

Municipal Investments 1.6%
Bergen County, Core City Go, Improvement Authority
Governmental Loan Revenue:
4.75%, 3/15/2015                                                                      2,105,000        2,025,810
4.8%, 3/15/2016                                                                       2,315,000        2,212,445
Charlotte-Meckelberg, NC, Hospital Authority Health Care
System Revenue, ETM, 5.0%, 8/1/2015                                                   3,880,000        3,828,706
Hoboken, NJ, GO:
Series B, 3.57%, 2/1/2008 (b)                                                         1,725,000        1,714,616
Series B, 3.97%, 2/1/2009 (b)                                                         2,860,000        2,841,953
Illinois, State GO, 4.95%, 6/1/2023                                                   4,665,000        4,310,927
Indian Wells, CA, Industrial Development Revenue,
Redevelopment Agency, Series T, 4.48%, 9/1/2013 (b)                                   2,325,000        2,262,295
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation
Revenue, 5.2%, 12/1/2013                                                              2,990,000        2,950,472
New Jersey, Water & Sewer Revenue, District Water Supply,
5.19%, 7/1/2019 (b)                                                                   1,000,000          981,440
New York, Environmental Facilities Corp., Series B, 4.7%,
3/15/2011                                                                             5,350,000        5,339,782
Wisconsin, State (REV) Lease, Series A, 5.7%, 5/1/2026 (b)                            2,085,000        2,074,241
                                                                                                     -----------
Total Municipal Investments (Cost $31,021,073)                                                        30,542,687

                                                                                       Shares       Value ($)

Cash Equivalents 1.9%
Scudder Cash Management QP Trust, 1.38% (a)
(Cost $35,158,813)                                                                   35,158,813       35,158,813


Total Investment Portfolio  (Cost $1,633,127,755)                                                  1,890,935,401
                                                                                                  ==============


* Non-income producing security. In the case of a bond, generally, denotes that the issuer has defaulted on the payment of principal interest or has filed for bankruptcy.


** Variable rate demand note are securities whose interest rate are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b)      Bond is insured by one of these companies:

                                                          As a % of Total
                                                          Investment Portfolio
                                                          --------------------
AMBAC                  AMBAC Assurance Corp.                   0.1
FSA                    Financial Security Assurance            0.1
MBIA                   Municipal Bond Investors Assurance      0.3



PIK denotes that interest or dividend is paid in kind.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bond bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Total Return Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Total Return Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004